Leases - Schedule of Leases Right-of-use Assets (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 499		$ 498
Depreciation of right-of-use assets	13	$ 15
Land and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	62		63
Depreciation of right-of-use assets	1	1
Building and leasehold improvements and other
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	437		$ 435
Depreciation of right-of-use assets	$ 12	$ 14